Subsequent Events (Details) - Series of Individually Immaterial Business Acquisitions [Member]	Sep. 30, 2022	Aug. 25, 2022
Fangyuyuan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interest		100.00%
REIT Ordos [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Equity interest	70.00%